SUMMARY OF WARRANTS ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of warrants, outstanding balance	2,538,101
Weighted average exercise price, outstanding balance	$ 0.32
Number of warrants, outstanding granted		2,538,101
Weighted average exercise price, outstanding granted		$ 0.32
Weighted average remaining life (years)	2 years 2 months 23 days	3 years 2 months 23 days	4 years 3 months 7 days
Number of warrants, outstanding exercised
Weighted average exercise price, outstanding exercised
Number of warrants, outstanding forfeited/canceled
Weighted average exercise price, outstanding forfeited/canceled
Number of warrants, outstanding balance	2,538,101	2,538,101
Weighted average exercise price, outstanding balance	$ 0.32	$ 0.32